SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)		3 Months Ended	12 Months Ended
	Feb. 23, 2022	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2024	Dec. 26, 2023	Jun. 28, 2023	Feb. 22, 2022	Dec. 07, 2021
Cash			$ 0	$ 0
Deferred offering costs				10,812,500			$ 10,812,500
Cash, FDIC Insured Amount			250,000		$ 250,000
Unrecognized Tax Benefits			$ 0	$ 0
Share price			$ 11.03		$ 11.24
Antidilutive securities		24,138,333		24,138,333
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued				$ 0
Visiox Pharmaceuticals, Inc. [Member]
Cash			$ 535,000
Cash, FDIC Insured Amount			$ 250,000
Share price						$ 15.00
Antidilutive securities			1,302,065	1,779,298
Cash, Uninsured Amount			$ 287,977
Deferred compensation				$ 136,519
License fee			6,000,000
Liability to be settled in equity									$ 3,000,000
Visiox Pharmaceuticals, Inc. [Member] | Santen License Agreement [Member]
License fee			6,000,000
Visiox Pharmaceuticals, Inc. [Member] | Convertible Notes Payable [Member]
Accrued interest			6,164
Visiox Pharmaceuticals, Inc. [Member] | Accrued Liabilities [Member]
Legal expenses			$ 504,136	$ 12,191
Warrant [Member]
Number of shares issued	24,138,333
Share price	$ 11.50
Class A Ordinary Shares Subject To Possible Redemption [Member]
Temporary Equity, Shares Outstanding			1,803,729	28,750,000	1,803,729
Convertible Series B Preferred Stock [Member] | Visiox Pharmaceuticals, Inc. [Member]
Preferred units, issued			1,390,885
IPO [Member]
Transaction Costs			$ 16,418,580		$ 16,418,580
Sale of Stock, Underwriting fees			5,000,000		5,000,000
Deferred offering costs			10,812,500		10,812,500
Sale of Stock, Other Offering Costs			$ 606,080		$ 606,080
Share price								$ 10.25